Share Capital	12 Months Ended
Dec. 31, 2011
Share Capital [Abstract]
Share Capital
Note 11 - Share Capital

A.	Ordinary shares

All of the issued and outstanding Ordinary Shares of the Company are duly authorized, validly issued, and fully paid.  The Ordinary Shares of the Company are not redeemable and have no preemptive rights.  The ownership or voting of Ordinary Shares by non-residents of Israel is not  restricted in any way by the Company's memorandum of association, its articles of association or the  laws of the State of Israel, except that citizens of countries which are, or have been, in a state of war  with Israel may not be recognized as owners of Ordinary Shares.

The Company's license from the Israeli Ministry of Communications to operate its teleports provides that, without the consent of the Israeli Minister of Communications, no means of control of the Company may be acquired or transferred, directly or indirectly.

In connection with the Company's initial public offering in November 2006, the Company's license was amended to provide that the Company's entering into an underwriting agreement for the offering and sale of shares to the public, listing the shares for trading, and depositing shares with a depository was not considered a transfer of means of control.  In addition, pursuant to the amendments, transfers of the Company's shares that do not result in the transfer of control of the Company are permitted without the prior approval of the Ministry of Communications, provided that:

In the event of a transfer or acquisition of shares without the consent of the Ministry of Communications, resulting in the transferee becoming a beneficial holder of 5% or more of our shares or being entitled to a right to appoint a director or the chief executive officer (or is a director or the chief executive officer), the Company must notify the Ministry of Communications within 21 days of learning of such transfer; and

In the event of a transfer or acquisition of shares without the consent of the Ministry of Communications, resulting in the transferee becoming a beneficial holder of 10% or more of our shares or having significant influence over the Company (but which does not result in a transfer of control of the Company), the Company must notify the Ministry of Communications within 21 days of learning of such transfer and request the consent of the Ministry of Communications for such transfer.

In addition, should a shareholder,  other than the Company's existing shareholders prior to the Initial Public Offering, become a  beneficiary holder of 10% or more of the Company's shares or acquire shares in an amount resulting in  such shareholder having significant influence over the Company without receiving the consent of the  Minister of Communication, its holdings will be converted into dormant shares for as long as the Minister's consent is required but not obtained. The beneficial holder of such dormant shares will have no rights other than the right to receive dividends and other distributions to shareholders and the right to  participate in such offerings.

The Company's license also states that means of control of the Company, or of an interested shareholder of the Company (which generally would include a holder of 5% of the Company's voting power or other means of control), cannot be pledged unless such pledge agreement includes a condition that prohibits the exercise of the pledge without obtaining the advance written approval of the Minster of Communication.

B.	Employees' stock options

(1)	Options granted to the CEO

On March 15, 2006, the Company signed an agreement with the CEO's wholly-owned company (hereinafter "Mr. Rivel's company")  regarding his compensation for management services. According to the agreement there is an option plan for the CEO, which entitles him to 233,100 options (hereinafter - the 2006 options). As of December 31,2011, all options are fully vasted. Each option entitles the holder to purchase one ordinary share of the Company.

As a result of the CEO's management services agreement extention (see note 10G), the remaining contracted term of the options granted to the CEO was extended until December 31, 2012.

The following table summarizes information relating to the 2006 options outstanding as of December 31, 2011:

					Aggregate
					intrinsic value
					as of
	Remaining		Grant date	Grant date	December 31,
Number of	contractual	Exercise	fair value per	intrinsic	2011
options	life (in years)	Price (in $)	Share (in $)	Value (in $)	(in $)

37,800	1	5.60	5.60	-	-
37,800	1	6.16	5.60	-	-
44,100	1	6.77	5.60	-	-
50,400	1	7.45	5.60	-	-
63,000	1	8.35	5.60	-	-
233,100					-

The fair value of the common stock was determined on December 21, 2005 and no significant events affected the valuation between December 21, 2005 and the date of the grant.

The fair value of each option granted in 2006 was estimated on the date of grant under Black-Scholes model, assuming dividend yield of zero percent, due to dividend adjustment mechanism and using the following assumptions:

(1)	Risk-Free, annual interest rate of 4.68%, which represented the risk free interest rate of US zero-coupon Government Bonds.

(2)	Weighted average expected life of 4 years.

(3)	Expected average volatility of 39.51%, which represented a weighted average standard deviation rate for the stock prices of similar companies traded in the NASDAQ National Market.

B.	Employees' stock options (cont'd)

(1)	Options granted to the CEO (cont'd)

The options activities are as follows:

			Weighted-
			Average
	Number of	Weighted average	grant-date
	shares	exercise price	fair value
Options outstanding at December 31, 2007, 2008, 2009
2010 and 2011	233,100	$6.99	$1.83

Options exercisable as at December 31, 2008	75,600	$5.88	$1.83

Options exercisable as at December 31, 2009	119,700	$6.20	$1.83

Options exercisable as at December 31, 2010	170,100	$6.58	$1.83

Options exercisable as at December 31, 2011	233,100	$6.99	$1.83

(2)	Restricted share units granted to employees and directors

In the fourth quarter of 2006, the Company adopted an equity incentive plan ("the Plan").

Under the Plan, the Company may grant its directors, officers and employees restricted shares, restricted share units and options to purchase its ordinary shares.

Restricted Share Units are granted in the form of units to acquire one share. Until the shares are issued subject to the vesting of such unit, no right to vote or receive dividends or any other rights as a shareholder shall exist with respect to the units to acquire Shares.

On October 31, 2006, the Company has granted a total of 105,840 restricted share units which vest over four years from the grant date. The grant date fair value of the restricted share units was $12.50 per share.

B.	Employees' stock options (cont'd)

(2)	Restricted shares units granted to employees and directors (cont'd)

Restricted share units activity during the periods indicated is as follows:

Number of
restricted
shares units
Balance at January 1, 2010	19,845
Vested	(19,845)
Forfeited	-
Balance at December 31, 2010
and 2011	-

(3)	Options granted to outside directors

On January 25, 2010, the Company  granted  to its outside directors 14,880 options to purchase Company shares at  an exercise price of $12.50 per share. The options shall vest in three equal installments at the end of each year during the three years from the grant date.

The fair value of each option granted was estimated on the date of grant under Black-Scholes model, assuming dividend yield of 3.4% , as a result of a dividend adjustment mechanism and on the basis of the following assumptions:

(1)  A risk-free, annual interest rate of 0.86% for the first year of vesting, and 1.4% for each of the second and third year of vesting, which represents the risk free interest rate of US zero-coupon Government Bonds.

(2) A weighted average expected life of 3.38 years, over which the options granted are expected to be outstanding.

(3)  An expected average volatility of 51.28%, representing a weighted average standard deviation rate for the stock price of the Company, which is traded on the NASDAQ National Market since October 2006.

As of December 31, 2011, out of $39 unrecognized compensation cost as of grant date,  there was approximately $13 of unrecognized compensation cost related to non-vested options to be recognized over a period of 1 year by the straight-line method.

B.	Employees' stock options (cont'd)

(4)	Options granted to Chairman of the Bord of Directors

On June 28, 2011, the Company granted Dr. Shlomo Shamir, the Company's Chairman of the Board of Directors, options to purchase 260,198 Ordinary Shares of the Company, with an exercise price of $6.87 per share.

Following is the vesting schedule for the above options:

Tranche one: 86,733 Options (33.33%) vest after two years on June 28, 2013 only if the average closing price of the Shares on December 2012 on the NASDAQ equals or exceeds $12.50.

  Tranche two: 86,733 Options (33.33%), together with any unvested portion of the first tranche, vest after three years on June 28, 2014 only if the average closing price of the Shares on December 2013 on the NASDAQ equals or exceeds $14.41.

  Tranche 3: 86,732 Options (33.33%) together with any unvested portion of the first and second tranche, vest after four years on June 28, 2015 only if the average closing price of the Shares on December 2014 on the NASDAQ equals or exceeds $18.45.

Due to the nature of the vesting schedule the fair value of each option granted was on the date of grant using a Monte-Carlo simulation, assuming a dividend yield of 3.4% , and using the following assumptions:

(1)   Risk-Free rates, for the options granted, as both the exercise price and the share price are in U.S. Dollar terms, the annual risk free rates are the appropriate yield rates of non-index linked U.S. Federal Reserve treasury bonds for the expected term. The 7-year risk free interest rate was used to value the option. The rate equals to 1.19%.

(2) It is assumed that the chairman will retain his position until the maturity date of the options granted. Accordingly, the assumed forfeiture rate for the options is 0%.

(3) The volatility determination was based on the four- year historical stock price of the Company which is traded on the NASDAQ National Market and equals 49.93%.

As of December 31, 2011, out of $459 unrecognized compensation cost as of grant date,  there was approximately $376 of unrecognized compensation cost related to non-vested options to be recognized over a period of 3.5 years under a graded vested method. As of December 31, 2011, the remaining contractual life of these options is 6.5 years, and there is no aggregate intrinsic value.

B.	Employees' stock options (cont'd)

(5)	Options Summarize:

The following summarizes the allocation of stock-based compensation charge for the 2006 options, the restricted share units granted and for the 2011 options granted to outside directors and Chairman of the Bord of Directors :

	Year ended December 31
	2009	2010	2011
Cost of revenues	81	67	-
Sales and marketing	101	85	-
General and administrative	233	220	117

	415	372	117

	Year ended December 31
	2009	2010	2011
Tax benefit recognized in respect
of stock- based compensation
expenses	58	142	27

The total number of ordinary shares that are available for grant under the Company's options plan is 961,397, which is reduced by two shares for each restricted share unit or restricted share that the Company grant under the plan and by one share for each option that the Company grant under the plan. As of December 31, 2011, the Company had outstanding options under the plan to purchase 275,078 ordinary shares (See items 3 and 4 above). As of December 31, 2011, no other awards were outstanding under the plan.

C.	Amendment to the Company's 2006 Israel Equity Incentive Plan

On  June 28, 2011, the Company's Shareholders approved an amendment to the Company's 2006 Israel Equity Incentive Plan (the "Plan") according to which the maximum aggregate number of Ordinary Shares which may be issued under the Plan was increased from 441,000 to 961,397  and the term of the Plan was extended until December 31, 2020.

The plan is under Section 102 of the Israeli Income Tax Ordinance which provides certain tax benefits in connection with share-based compensation to employees, officers and directors.